Details of Certain Accounts - Summary of reconciliation of capitalized project development costs (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of reconciliation of capitalized project development costs [Line Items]
Capitalized project development costs, at beginning of period	$ 17,734,000	$ 25,204,000	$ 25,204,000
Costs capitalized during the year, net of refunds	(498,000)	0
Costs expensed from sale of projects during the year	0	1,259,000
Impaired costs written off during the year	(3,939,000)	0
Capitalized project development costs, at end of period	13,297,000	26,463,000	17,734,000	$ 25,204,000
SOLV Energy Holdings LLC [Member]
Schedule of reconciliation of capitalized project development costs [Line Items]
Capitalized project development costs, at beginning of period	$ 17,734,000	$ 25,204,000	25,204,000	17,603
Costs capitalized during the year, net of refunds			5,864	8,058
Costs expensed from sale of projects during the year			(6,154)	0
Impaired costs written off during the year			(7,180)	(457)
Capitalized project development costs, at end of period			$ 17,734,000	$ 25,204,000